Financial liabilities - Additional Information (Details) € in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	Jul. 10, 2020 EUR (€) quarterly_installment	Mar. 31, 2019 EUR (€)	Oct. 31, 2018 EUR (€)	Jul. 31, 2018 EUR (€) tranche	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2025 USD ($)	Oct. 31, 2025 EUR (€) bond	Oct. 18, 2022	Sep. 30, 2022	Jun. 30, 2020 EUR (€)
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Loans repayments					€ 3,549		€ 3,075	€ 2,971
Increase in loans - Royalty Financing					42,933		€ 0	0
Borrowing, maturity							5 years
Interest cost					(10,265)		€ (7,916)	(7,779)
Payments					5,486		0
Royalty Financing
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Interest cost					(1,500)
Royalty Financing | JNJ-1900 (NBTXR3)
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Interest cost					€ 41,300
Top of Range | Fixed Flow Rate
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowings, interest rate					16.09%					16.09%
Bottom of Range | Fixed Flow Rate
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowings, interest rate					14.95%					14.95%
Non-Dilutive Financing Agreement, HSBC France
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount														€ 5,000
Borrowings effective interest rate													0.31%
Loans repayments					€ 1,300		1,300
Non-Dilutive Financing Agreement, BPI France
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount														5,000
Borrowings effective interest rate													0.31%
Loans repayments					1,300		1,300
Increase in loans - Royalty Financing	€ 5,000
Borrowing, maturity	6 years
Percentage of state-guaranteed loan	0.90
Borrowings, interest rate	2.25%
Borrowings, guarantee fee	1.61%
Number of quarterly instalments | quarterly_installment	20
EIB Loan
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Loans repayments					900		200	€ 800
Increase in loans - Royalty Financing		€ 14,000	€ 16,000
Borrowings, interest rate		5.00%	6.00%					21.30%	21.30%
Number of tranches | tranche				3
Weighted average cost of capital												30.00%
Gains (losses) on financial liabilities at fair value through profit or loss									€ 6,900
Financial liabilities, carrying amount immediately after initial application of IFRS 9									27,500
Financial liabilities, at fair value							43,100		34,400
Interest expense on borrowings							7,800
Interest repayments							700
Impact of discounting and accretion					500		2,800	€ (300)
Impact of debt discounting effect					9,900		11,300
Increase (decrease) related to adjustments for income forecast projections					10,400		14,200
Expected future royalty payments							47,500	36,600	€ 32,400
Loans received					48,400		40,600
Adjustments for decrease (increase) in loans and advances					7,800
Fixed and variable interest expenses accrual amount					8,700
Discount on outstanding loan					9,900
Repayments of current borrowings					1,300
Debt instrument fair value					€ 52,700
Debt instrument, estimated fair market value					18.71%					18.71%
Interest cost					€ (10,300)		(7,900)	€ (7,800)
Payments					109,500
Borrowings							100,400
Estimated royalty payments					57,900		47,500
Borrowings, cumulative milestone prepayment amount							€ 100,000
Forecasted sales period							6 years
EIB Loan | Milestone Two
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowings, interest rate											2.00%
Debt instrument, bond Issuance threshold | bond											50,000
EIB Loan | Milestone Three
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowings, interest rate											2.00%
Proceeds from component of royalty financing											€ 2,500
EIB Loan | Principal and Fixed Rate
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowings					33,400		€ 33,900
EIB Loan | Milestone Payment
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowings							€ 19,000
Adjustments for decrease (increase) in prepaid expenses					€ 18,100
EIB Loan | Janssen
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowings, interest rate					21.30%		21.30%			21.30%
Increase (decrease) related to adjustments for income forecast projections							€ 14,200
EIB Loan | Market Rate
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowings, interest rate							19.65%
EIB Loan | Top of Range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount				€ 40,000
Royalty Financing Agreement
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Repayments of current borrowings					€ 228,800	$ 268,900
Annual royalty repayment, estimated initial payment					42,900	$ 50,000
Identifiable assets acquired (liabilities assumed)					€ 21,000
Debt instrument sensitivity analysis, multiple					175.00%	175.00%
Borrowings					€ 228,800					$ 268,900
Debt instrument, bond Issuance threshold | bond											50,000
Annual subscription price					71,000
Royalty Financing Agreement | Installment Two
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Discount rate percentage							15.70%
Royalty Financing Agreement | Fair value | Installment Two
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Fair value debt considering amount					40,300
Royalty Financing Agreement | Principal and Fixed Rate
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Initial fixed return amount					€ 105,700	$ 124,250
Banque Publique d’Investissement
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Advances, interest rate					1.56%	1.56%
Proceeds from contract liabilities					€ 900		€ 500
Advances received					700		1,600
Bpifrance
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Proceeds from contract liabilities														500
Loans and advances														€ 400
Curadigm SAS
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Proceeds from contract liabilities					125		75
Advances received					€ 250		€ 342